Intangible Assets	3 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8.	Intangible Assets
Indefinite-Lived Intangible Assets
Our indefinite-lived intangible assets consists of FCC licenses, which were acquired primarily through FCC auctions and business combinations, certain of our trademarks, and goodwill. At March 31, 2014, we held 1.9 GHz, 800 MHz, 900 MHz and 2.5 GHz FCC licenses authorizing the use of radio frequency spectrum to deploy our wireless services. As long as the Company acts within the requirements and constraints of the regulatory authorities, the renewal and extension of these licenses is reasonably certain at minimal cost. Accordingly, we have concluded that FCC licenses are indefinite-lived intangible assets.

	Predecessor
	December 31, 2012	Net Additions	July 10, 2013
	(in millions)
FCC licenses	$20,268	$12,580	$32,848
Trademarks	409	—	409
Goodwill	359	715	1,074
	$21,036	$13,295	$34,331

	Successor
	July 11, 2013	Net Additions		December 31, 2013
	(in millions)
FCC licenses	$35,723	$166	(1)	$35,889
Trademarks	5,935	—		5,935
Goodwill	6,434	—		6,434
	$48,092	$166		$48,258

	December 31, 2013	Net Additions		March 31, 2014
	(in millions)
FCC licenses	$35,889	$154		$36,043
Trademarks	5,935	—		5,935
Goodwill	6,434	(51)	(2)	6,383
	$48,258	$103		$48,361

 _________________

(1)	Net additions for the Successor period ended December 31, 2013 consisted of approximately $62 million in deposits made to acquire additional FCC licenses that are pending FCC approval.

(2)
Net reduction to goodwill for the Successor three-month transition period ended March 31,2014 of approximately $51 million was the result of purchase price allocation adjustments associated with the SoftBank Merger.

During the Predecessor period from January 1, 2013 through July 10, 2013, Sprint acquired approximately $605 million of 1.9 GHz spectrum and $11.9 billion of 2.5 GHz spectrum from U.S. Cellular and Clearwire, respectively (see Note 3. Significant Transactions). The net additions during the Predecessor 191-day period ended July 10, 2013 and the unaudited three-month period ended March 31, 2013, also included approximately $91 million and $45 million, respectively, of costs related to our 2004 FCC Report and Order to reconfigure the 800 MHz band (Report and Order) (see Note 13. Commitments and Contingencies).
The amounts reflected in the July 11, 2013 column represents the preliminary estimated fair value of each class of indefinite-lived intangible assets resulting from the SoftBank Merger (see Note 3. Significant Transactions). Trademarks, which include our Sprint and Boost Mobile tradenames, have also been identified as indefinite-lived intangible assets. The net additions for FCC licenses during the period from July 11, 2013 through March 31, 2014 were primarily as a result of work related to our Report and Order (see Note 13. Commitments and Contingencies).
Goodwill represents the excess of consideration paid over the estimated fair value of net tangible and identifiable intangible assets acquired in business combinations. We recognized $6.4 billion of goodwill associated with the SoftBank Merger in the Successor period (see Note 3. Significant Transactions).
Intangible Assets Subject to Amortization
Customer relationships are amortized using the sum-of-the-months' digits method, while all other definite-lived intangible assets are amortized using the straight line method over the estimated useful lives of the respective assets. We reduce the gross carrying value and associated accumulated amortization when specified intangible assets become fully amortized. Amortization expense related to favorable spectrum and tower leases are recognized in cost of services. During the quarter ended September 30, 2013, we recorded $6.9 billion of customer relationships, $884 million of favorable spectrum leases, $589 million of favorable tower leases, $520 million for trademarks and $52 million of other intangible assets as a result of the preliminary allocation of the SoftBank Merger and Clearwire Acquisition (see Note 3. Significant Transactions).

		Successor						Predecessor
		March 31, 2014			December 31, 2013			December 31, 2012
	Useful Lives	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
		(in millions)
Customer relationships	4 to 8 years	$6,923	$(1,289)	$5,634	$6,923	$(875)	$6,048	$234	$(230)	$4
Other intangible assets:
Favorable spectrum leases	23 years	884	(30)	854	884	(20)	864	—	—	—
Favorable tower leases	3 to 7 years	589	(80)	509	589	(52)	537	—	—	—
Trademarks	34 years	520	(12)	508	520	(8)	512	1,168	(681)	487
Reacquired rights	9 to 14 years	—	—	—	—	—	—	1,571	(785)	786
Other	4 to 10 years	60	(7)	53	58	(5)	53	138	(80)	58
Total other intangible assets		2,053	(129)	1,924	2,051	(85)	1,966	2,877	(1,546)	1,331
Total definite-lived intangible assets		$8,976	$(1,418)	$7,558	$8,974	$(960)	$8,014	$3,111	$(1,776)	$1,335

	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2018
	(in millions)
Estimated amortization expense	$1,676	$1,426	$1,161	$881	$664